UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5586

Oppenheimer Rochester California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2013 / Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—108.8%
California—97.2%
$100,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	4.900%	09/01/2014	$97,487
1,900,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.400	09/01/2036	1,286,338
7,310,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.350	09/01/2036	4,912,978
2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.250	09/01/2026	2,043,111
50,000	Adelanto, CA Improvement Agency, Series B1	5.500	12/01/2023	49,427
1,775,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	1,847,455
2,000,000	Agua Mansa, CA Industrial Growth Assoc. Special Tax[1]	6.500	09/01/2033	2,010,540
1,640,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.500	01/01/2030	1,691,004
1,000,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625	01/01/2040	1,026,460
100,000	Alvord, CA Unified School District Community Facilities District Special Tax[1]	4.500	09/01/2017	102,403
945,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.125	09/01/2031	968,994
955,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.125	09/01/2032	977,080
1,380,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250	09/01/2040	1,402,825
3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2034	3,199,995
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2039	7,466,655
25,000	Apple Valley, CA Redevel. Agency Tax Allocation[1]	5.000	06/01/2032	24,133
500,000	Arvin, CA Community Redevel. Agency[1]	5.000	09/01/2025	470,545
2,435,000	Arvin, CA Community Redevel. Agency[1]	5.125	09/01/2035	2,095,293
600,000	Arvin, CA Community Redevel. Agency Tax Allocation[1]	6.500	09/01/2038	594,096
835,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2021	852,151
940,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.000	09/02/2027	784,543
465,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.350	09/02/2022	444,768
1,260,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.400	09/02/2025	1,147,633
1,515,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.375	09/02/2028	1,380,483
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[2]	5.625	04/01/2044	10,763,800
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[2]	5.500	04/01/2043	10,626,400
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[2]	5.250	12/01/2035	11,017,300

1    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$115,000	Beaumont, CA Financing Authority, Series A	5.125%		09/01/2028	$111,564
2,700,000	Beaumont, CA Financing Authority, Series A1	5.350		09/01/2036	2,703,699
1,500,000	Beaumont, CA Financing Authority, Series A1	6.375		09/01/2042	1,509,465
1,050,000	Beaumont, CA Financing Authority, Series A1	6.875		09/01/2036	1,096,662
250,000	Beaumont, CA Financing Authority, Series A	5.625		09/01/2032	244,165
5,000	Beaumont, CA Financing Authority, Series A1	7.000		09/01/2023	5,009
120,000	Beaumont, CA Financing Authority, Series A	5.250		09/01/2029	116,107
750,000	Beaumont, CA Financing Authority, Series A	5.000		09/01/2036	733,957
4,410,000	Beaumont, CA Financing Authority, Series A	5.875		09/01/2042	4,264,073
685,000	Beaumont, CA Financing Authority, Series B1	5.000		09/01/2027	652,716
130,000	Beaumont, CA Financing Authority, Series B1	8.625		09/01/2039	132,813
185,000	Beaumont, CA Financing Authority, Series B1	5.400		09/01/2035	179,450
1,525,000	Beaumont, CA Financing Authority, Series B1	6.000		09/01/2034	1,510,543
60,000	Beaumont, CA Financing Authority, Series B1	8.875		09/01/2034	61,317
2,000,000	Beaumont, CA Financing Authority, Series D1	5.800		09/01/2035	2,007,840
3,245,000	Beaumont, CA Financing Authority, Series E1	6.250		09/01/2038	3,246,201
500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)[1]	5.300		09/01/2035	454,280
2,280,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	9.750		05/01/2038	2,532,989
30,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.650		05/01/2029	29,156
2,930,000	Brea, CA Redevel. Agency	7.024	[3]	08/01/2032	849,055
5,000,000	Brea, CA Redevel. Agency	7.071	[3]	08/01/2034	1,211,350
2,300,000	Brea, CA Redevel. Agency	7.283	[3]	08/01/2033	608,718
1,010,000	Brea, CA Redevel. Agency	7.073	[3]	08/01/2031	317,160
2,000,000	Burbank Glendale Pasadena, CA Airport Authority	5.000		07/01/2042	1,952,240
60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)[1]	7.000		10/01/2020	60,448
3,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)[1]	6.000		09/01/2037	3,213,720

2    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$65,000	CA ABAG Finance Authority for NonProfit Corporations (Redding Assisted Living Corp.)[1]	5.250%		11/15/2031	$55,245
5,000	CA ABAG Finance Authority for NonProfit Corporations COP (Merced Family Health Centers)[1]	5.950		01/01/2024	5,020
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350		10/01/2029	25,008
75,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.000		01/01/2023	73,699
20,000	CA Bay Area Government Association[1]	4.125		09/01/2019	20,075
2,845,000	CA Communities Transportation Revenue COP	6.000		06/01/2042	3,019,029
409,500,000	CA County Tobacco Securitization Agency	9.695	[3]	06/01/2055	2,628,990
13,305,000	CA County Tobacco Securitization Agency	5.820	[3]	06/01/2033	2,904,082
82,110,000	CA County Tobacco Securitization Agency	6.450	[3]	06/01/2046	2,437,846
71,700,000	CA County Tobacco Securitization Agency	8.221	[3]	06/01/2055	719,868
6,530,000	CA County Tobacco Securitization Agency[1]	5.000		06/01/2047	4,764,353
51,500,000	CA County Tobacco Securitization Agency	7.632	[3]	06/01/2057	331,145
55,250,000	CA County Tobacco Securitization Agency	6.901	[3]	06/01/2057	278,460
39,700,000	CA County Tobacco Securitization Agency	6.548	[3]	06/01/2057	356,506
45,600,000	CA County Tobacco Securitization Agency	6.125	[3]	06/01/2057	457,368
347,900,000	CA County Tobacco Securitization Agency	8.902	[3]	06/01/2055	2,233,518
9,985,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	9,314,907
3,640,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	3,489,886
850,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100		06/01/2028	736,737
9,645,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	9,197,665
1,620,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	1,527,028
1,075,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2043	1,021,583
10,760,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	10,193,378
5,170,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	5,134,999
6,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	3,869,100

3    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$28,470,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700%		06/01/2046	$21,045,593
86,970,000	CA County Tobacco Securitization Agency (TASC)	7.785	[3]	06/01/2046	3,874,513
3,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450		06/01/2028	2,679,870
9,315,000	CA County Tobacco Securitization Agency (TASC)[1]	1.468		06/01/2036	7,799,263
3,725,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	2,846,868
17,470,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	16,223,690
65,800,000	CA County Tobacco Securitization Agency (TASC)	6.600	[3]	06/01/2046	1,902,278
7,315,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2045	5,487,932
4,405,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000		06/01/2035	4,225,144
5,000,000	CA Educational Facilities Authority (Chapman University)[1]	5.000		04/01/2031	5,229,750
1,250,000	CA Educational Facilities Authority (San Francisco University)[1]	6.125		10/01/2036	1,435,187
90,000	CA Educational Facilities Authority (University of Redlands)[1]	5.000		06/01/2033	89,885
2,500,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500		04/01/2031	2,708,600
60,000	CA GO1	6.250		10/01/2019	61,454
200,000	CA GO1	6.250		10/01/2019	204,846
15,000	CA GO1	5.000		02/01/2033	15,042
35,000	CA GO1	5.250		06/01/2021	35,145
25,000	CA GO1	5.000		02/01/2033	25,069
5,000	CA GO1	5.500		10/01/2022	5,104
100,000	CA GO1	5.000		02/01/2032	100,280
5,000,000	CA GO1	6.500		04/01/2033	5,962,450
1,500,000	CA GO1	6.000		03/01/2033	1,756,785
7,800,000	CA GO	5.000		02/01/2038	8,033,220
14,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.300		06/01/2037	10,430,560
21,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	14,718,270
2,030,000	CA Health Facilities Financing Authority (Community Programs for Persons with Developmental Disabilities)[1]	6.250		02/01/2026	2,315,174
350,000	CA Health Facilities Financing Authority (Hospital of the Good Samaritan)[1]	7.000		09/01/2021	350,042
1,340,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125		07/01/2018	1,343,109

4    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (continued)
$14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[2]	5.500%	10/01/2039	$15,637,427
160,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	6.250	10/01/2028	184,709
5,000,000	CA Health Facilities Financing Authority (Scripps Health)	5.000	11/15/2040	5,059,300
5,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750	07/01/2039	5,566,700
13,500,000	CA Health Facilities Financing Authority (Sutter Health)[2]	5.250	08/15/2031	14,203,350
5,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	5,016,650
745,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	738,705
3,950,000	CA HFA (Home Mtg.)[1]	5.550	08/01/2033	3,832,803
100,000	CA HFA (Home Mtg.)[1]	5.050	02/01/2029	96,781
7,570,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	7,783,474
65,000	CA HFA (Multifamily Hsg.)[1]	5.375	02/01/2036	65,002
25,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	24,998
920,000	CA HFA (Multifamily Hsg.)	5.950	08/01/2028	925,207
4,585,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	4,645,935
465,000	CA HFA (Multifamily Hsg.), Series A1	5.900	02/01/2028	472,477
125,000	CA HFA (Multifamily Hsg.), Series B1	5.500	08/01/2039	120,652
6,975,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	7,158,163
190,000	CA HFA, Series E1	5.000	02/01/2024	190,072
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250	07/15/2045	1,033,000
500,000	CA Independent Cities Finance Authority Mobile Home Park (Millbrook)	5.000	02/15/2048	424,420
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)	5.500	05/15/2047	986,840
715,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)	5.250	05/15/2037	696,145
40,000	CA Independent Cities Lease Finance Authority (Caritas Affordable Hsg.)[1]	5.375	08/15/2040	38,755
30,000	CA Infrastructure and Economic Devel. (Vermont Village Human Services Corp.)[1]	5.000	09/01/2035	30,379
10,000	CA MobileHome Park Financing Authority (Palomar Estates East & West)[1]	5.100	09/15/2023	10,006
65,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000	07/01/2022	67,943
1,250,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2038	1,232,425
200,000	CA Municipal Finance Authority (Biola University)[1]	5.625	10/01/2023	215,590
540,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)[1]	6.400	08/15/2045	560,914

5    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (continued)
$250,000	CA Municipal Finance Authority (Casa Griffin Apts.)[1]	5.750%	10/01/2034	$245,220
1,000,000	CA Municipal Finance Authority (Emerson College)[1]	5.750	01/01/2033	1,088,130
1,000,000	CA Municipal Finance Authority (Emerson College)[1]	6.000	01/01/2042	1,095,770
2,135,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	6.875	01/01/2042	2,194,374
1,070,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	6.625	01/01/2032	1,097,991
850,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	5.750	01/01/2022	863,200
1,000,000	CA Municipal Finance Authority (INSD-Lincoln Glen Manor for Senior Citizens)[1]	6.000	04/01/2031	1,055,090
1,500,000	CA Municipal Finance Authority (OCEAA)[1]	7.000	10/01/2039	1,449,525
1,750,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	5.875	05/15/2029	1,853,582
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	6.125	05/15/2039	1,054,070
600,000	CA Municipal Finance Authority (Southwestern Law School)[1]	6.500	11/01/2031	672,600
1,250,000	CA Municipal Finance Authority (Southwestern Law School)[1]	6.500	11/01/2041	1,389,800
5,000,000	CA Municipal Finance Authority Mobile Home Park (Caritas Acquisitions)	5.500	08/15/2047	4,909,200
1,400,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.500	12/01/2024	1,299,088
8,370,000	CA Public Works[1]	6.375	11/01/2034	9,651,531
2,500,000	CA Public Works[1]	6.000	03/01/2035	2,844,225
865,000	CA Public Works[1,4]	6.625	11/01/2034	869,576
365,000	CA Public Works[1]	6.125	11/01/2029	424,484
2,795,000	CA Public Works[1]	5.750	03/01/2030	3,090,795
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	2,194,180
900,000	CA Public Works (Dept. of Mental Health)[1]	5.000	11/01/2031	923,418
5,000,000	CA Public Works (Dept. of State Hospitals)	5.000	06/01/2029	5,345,300
1,250,000	CA Public Works (Judicial Council)[1]	5.000	12/01/2031	1,301,375
125,000	CA Public Works (Trustees California State University)[1]	6.000	04/01/2027	144,241
25,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	25,085
2,455,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)	5.500	08/01/2047	1,256,567

6    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$305,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)	5.500%		08/01/2047	$106,677
108,920,000	CA Silicon Valley Tobacco Securitization Authority	8.237	[3]	06/01/2036	18,586,109
36,465,000	CA Silicon Valley Tobacco Securitization Authority	8.788	[3]	06/01/2041	3,999,846
165,000,000	CA Silicon Valley Tobacco Securitization Authority	7.254	[3]	06/01/2056	1,654,950
100,000,000	CA Silicon Valley Tobacco Securitization Authority	7.889	[3]	06/01/2056	362,000
17,650,000	CA Silicon Valley Tobacco Securitization Authority	6.969	[3]	06/01/2047	1,097,301
100,000	CA Statewide CDA	6.783	[3]	09/01/2034	23,000
135,000	CA Statewide CDA[1]	5.000		09/02/2019	139,290
100,000	CA Statewide CDA	6.528	[3]	09/01/2028	36,131
95,000	CA Statewide CDA[1]	5.000		09/02/2018	98,133
15,000	CA Statewide CDA[1]	7.000		07/01/2022	15,018
50,000	CA Statewide CDA[1]	6.750		09/01/2037	50,170
75,000	CA Statewide CDA[1]	6.625		09/01/2027	75,034
230,000	CA Statewide CDA[1]	5.125		09/02/2020	236,727
2,845,000	CA Statewide CDA[1]	5.125		09/02/2025	2,672,678
3,170,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)[1]	5.200		06/01/2036	3,194,536
1,250,000	CA Statewide CDA (Enloe Medical Center)[1]	6.250		08/15/2033	1,413,750
1,000,000	CA Statewide CDA (Enloe Medical Center)[1]	5.750		08/15/2038	1,039,050
600,000	CA Statewide CDA (Episcopal Communities and Services)[1]	5.000		05/15/2032	579,246
1,000,000	CA Statewide CDA (Huntington Park Charter School)[1]	5.250		07/01/2042	793,940
2,019,578	CA Statewide CDA (Microgy Holdings)[5]	9.000		12/01/2038	17,530
5,820,000	CA Statewide CDA (Mountain Shadows Community)[1]	5.000		07/01/2031	4,872,562
1,105,000	CA Statewide CDA (Napa Valley Hospice)[1]	7.000		01/01/2034	956,654
1,100,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.500		10/01/2023	1,100,517
4,635,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.625		10/01/2033	4,634,954
1,935,000	CA Statewide CDA (Quail Ridge Apartments)[5]	9.000		07/01/2032	967,016
1,260,000	CA Statewide CDA (Quail Ridge Apartments)[5]	6.500		07/01/2032	1,077,791
30,000	CA Statewide CDA (Quail Ridge Apartments)	5.375		07/01/2032	25,375
425,000	CA Statewide CDA (Rio Bravo)[1]	6.300		12/01/2018	399,466
220,000	CA Statewide CDA (Stonehaven Student Hsg.)[1]	5.875		07/01/2032	207,271
325,000	CA Statewide CDA (Sycamore)[1]	6.000		03/20/2038	340,372

7    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$120,000	CA Statewide CDA COP (Internext Group)[1]	5.375%		04/01/2030	$120,044
2,000,000	CA Statewide CDA School Facilities (47th & Main)	6.375		07/01/2047	2,004,580
170,000	CA Statewide CDA Special Tax Community Facilities District No. 97	6.844	[3]	09/01/2022	101,714
9,690,000	CA Statewide CDA, Series A1	5.150		09/02/2037	7,700,255
5,660,000	CA Statewide CDA, Series B1	6.250		09/02/2037	5,213,426
220,000,000	CA Statewide Financing Authority Tobacco Settlement	9.249	[3]	06/01/2055	1,412,400
45,175,000	CA Statewide Financing Authority Tobacco Settlement	6.375	[3]	06/01/2046	2,229,838
14,035,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	12,770,166
8,295,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	7,746,949
6,590,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	5,996,109
25,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	23,348
1,360,000	CA Valley Sanitation District[1]	5.200		09/02/2030	1,356,872
25,000	CA Western Hills Water District Special Tax[1]	5.000		09/01/2014	24,758
25,000	CA Western Hills Water District Special Tax[1]	5.200		09/01/2019	22,204
240,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.700		09/01/2020	227,268
3,695,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875		09/01/2031	3,261,761
4,495,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.125		09/01/2031	4,192,487
105,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.000		09/01/2024	100,089
85,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.750		09/01/2022	79,282
2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)	5.550		09/01/2036	934,534
2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)	5.500		09/01/2036	1,004,925
35,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250		08/01/2033	36,920
25,000	Campbell, CA COP (Civic Center)[1]	5.125		10/01/2019	25,101
225,000	Campbell, CA COP (Civic Center)[1]	5.250		10/01/2028	225,709
25,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.500		09/02/2028	25,056

8    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (continued)
$100,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500%	10/01/2036	$110,011
1,500,000	Carson, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2036	1,676,325
85,000	Carson, CA Redevel. Agency Tax Allocation[1]	5.000	10/01/2034	81,795
4,510,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	4,594,292
2,000,000	Centinela Valley, CA Union High School District	6.000	08/01/2036	2,251,340
890,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2023	899,211
2,175,000	Chowchilla, CA Community Facilities Sales Tax District[1]	5.000	09/01/2037	1,793,548
1,425,000	Chowchilla, CA Redevel. Agency[1]	5.000	08/01/2037	1,175,440
140,000	Chula Vista, CA COP[1]	5.000	08/01/2032	141,082
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	01/01/2034	2,232,420
11,360,000	Citrus, CA Community College District[2]	5.500	06/01/2031	12,587,448
1,370,000	Colton, CA Community Facilities District Special Tax[1]	7.500	09/01/2020	1,381,316
3,715,000	Compton, CA Community College District[1]	6.750	08/01/2034	4,126,065
7,000,000	Compton, CA Public Finance Authority[1]	5.250	09/01/2027	5,420,590
5,000	Contra Costa County, CA Public Financing Authority Tax Allocation[1]	5.850	08/01/2033	4,698
4,870,000	Corcoran, CA Hospital District[1]	8.000	08/01/2034	5,353,834
955,000	Corona, CA Community Facilities District (Buchanan Street)[1]	5.150	09/01/2036	892,935
250,000	Corona-Norco, CA Unified School District[1]	6.000	09/01/2037	242,280
50,000	Daly City, CA Hsg. Devel. Finance Agency (Franciscan Mobile Home Park)[1]	5.000	12/15/2037	47,317
965,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Franciscan)[1]	6.500	12/15/2047	910,883
1,855,000	Desert Hot Springs, CA Community Facilities District Special Tax[1]	6.375	09/01/2038	1,863,885
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation[1]	7.375	09/01/2039	4,118,695
15,000,000	East Bay, CA Municipal Utility District (Water System)[2]	5.000	06/01/2036	16,239,000
370,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.100	09/01/2037	330,613
305,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.000	09/01/2037	268,671
185,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.000	09/01/2030	171,465
1,580,000	Emeryville, CA Public Financing Authority[1]	5.200	09/01/2022	1,611,347

9    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (continued)
$ 25,000	Etiwanda, CA School District Special Tax[1]	5.400%	09/01/2035	$23,157
10,220,000	Etiwanda, CA School District Special Tax Community Facilities District No. 2004-2[1]	6.000	09/01/2037	9,316,654
1,000,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)[1]	6.875	09/01/2038	1,005,770
100,000	Fillmore, CA Public Financing (Central City Redevel.)[1]	5.500	06/01/2031	90,381
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	2,534,700
10,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	10,026
1,500,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.000	01/01/2035	1,371,735
155,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.750	01/15/2040	153,948
20,000	Fremont, CA Community Facilities District (Pacific Commons)[1]	6.250	09/01/2026	20,045
1,000,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)	5.000	09/01/2026	1,070,150
1,010,000	Greenfield, CA Union School District[1]	7.000	09/01/2040	1,042,704
4,895,000	Grossmont, CA Union High School District[2]	5.500	08/01/2031	5,414,792
5,145,000	Grossmont, CA Union High School District[2]	5.500	08/01/2030	5,692,373
95,000	Guadalupe, CA Redevel. Agency Tax Allocation[1]	5.125	08/01/2035	95,030
100,000	Hemet, CA Redevel. Agency Tax Allocation[1]	5.125	09/15/2030	98,277
785,000	Hemet, CA Unified School District[1]	5.125	09/01/2036	741,079
1,505,000	Hemet, CA Unified School District[1]	5.250	09/01/2035	1,449,992
1,155,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.375	09/01/2026	1,141,741
60,000	Hemet, CA Unified School District Community Facilities District Special Tax[1]	5.625	09/01/2035	60,005
1,335,000	Hesperia, CA Public Financing Authority, Tranche A1	6.250	09/01/2035	1,282,695
3,305,000	Hesperia, CA Public Financing Authority, Tranche B1	6.250	09/01/2035	3,175,510
3,285,000	Hesperia, CA Public Financing Authority, Tranche C1	6.250	09/01/2035	3,156,294
50,000	Hesperia, CA Unified School District[1]	5.200	09/01/2035	45,106
1,065,000	Hesperia, CA Unified School District[1]	5.000	09/01/2030	1,015,935
500,000	Hollister, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2032	545,570
1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax[1]	5.900	09/01/2037	998,726
7,000,000	Imperial, CA Irrigation District[1]	6.250	11/01/2031	7,889,630
2,215,000	Indio, CA Community Facilities District Special Tax[1]	5.250	09/01/2027	2,186,980
300,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.000	09/01/2021	307,500

10    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$ 285,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.000%		09/01/2020	$293,504
625,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.050		09/01/2026	623,206
30,000	Indio, CA Hsg. (Olive Court Apartments)	6.375		12/01/2026	30,023
1,990,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-03[1]	6.125		09/02/2029	1,999,532
25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-5 (Sunburst)[1]	5.875		09/02/2029	25,056
354,105,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.961	[3]	06/01/2057	3,016,975
3,060,000	Ione, CA Special Tax Community Facilities District 2005-2-A1	6.000		09/01/2036	3,029,675
15,000,000	Irvine Ranch, CA Water District	0.080	[6]	10/01/2041	15,000,000
30,000	Jurupa, CA Community Services District Special Tax[1]	5.000		09/01/2036	29,358
1,000,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 25[1]	6.000		09/01/2042	1,028,180
2,000,000	Jurupa, CA Community Services District Special Tax Community Facilties District No. 31 (Eastvale)	5.000		09/01/2042	1,815,920
1,140,000	Jurupa, CA Public Financing Authority[1]	6.125		09/01/2040	1,157,339
1,000,000	Jurupa, CA Public Financing Authority[1]	6.125		09/01/2040	1,015,210
110,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2032	112,397
15,000	Kingsburg, CA Public Financing Authority[1]	8.000		09/15/2021	15,035
50,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.000		09/01/2029	50,168
1,895,000	La Verne, CA COP (Bethren Hillcrest Homes)[1]	6.625		02/15/2025	1,911,828
1,500,000	La Verne, CA COP (Bethren Hillcrest Homes)[1]	5.600		02/15/2033	1,409,010
2,380,000	Lake Berryessa, CA Resort Improvement District[1]	5.550		09/02/2037	1,645,461
1,430,000	Lake Berryessa, CA Resort Improvement District[1]	5.500		09/02/2027	1,099,112
390,000	Lake Berryessa, CA Resort Improvement District[1]	5.250		09/02/2017	353,960
2,020,000	Lake Elsinore, CA Community Facilities District No. 2006-2 Special Tax (Viscaya)[1]	5.400		09/01/2036	1,915,829
2,050,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	6.250		09/01/2040	2,102,295
1,000,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000		09/01/2042	977,530
335,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000		09/01/2037	331,298
630,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.000		09/01/2032	633,982

11    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$ 120,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	5.875%		09/01/2027	$123,079
200,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	6.000		09/01/2030	205,120
245,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	5.875		09/01/2028	251,279
155,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	6.000		09/01/2029	158,976
1,205,000	Lake Elsinore, CA Public Financing Authority (Villages Wasson Canyon)	5.250		09/01/2038	1,102,009
920,000	Lake Elsinore, CA Special Tax[1]	5.200		09/01/2026	922,236
1,175,000	Lake Elsinore, CA Special Tax[1]	5.350		09/01/2036	1,107,026
1,150,000	Lake Elsinore, CA Special Tax[1]	5.350		09/01/2036	1,158,211
1,275,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2005-7[1]	6.250		09/01/2040	1,296,088
1,100,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-6[1]	5.900		09/01/2037	1,094,324
420,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2025	366,387
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2028	837,370
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2029	417,825
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2030	412,735
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2027	751,542
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2032	809,990
375,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[7]	09/01/2026	323,610
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875		08/01/2034	1,800,227
1,340,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	5.000		08/01/2024	1,317,488
1,010,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875		08/01/2039	1,082,134
10,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.700		06/01/2019	10,046
20,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.600		06/01/2018	20,090
20,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125		09/02/2028	20,397

12    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$1,675,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	5.100%		09/02/2035	$1,500,197
50,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.000		09/02/2022	50,972
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125		09/02/2033	61,192
4,245,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000		09/01/2033	4,270,428
4,000,000	LeMoore, CA Redevel. Agency Tax Allocation[1]	7.375		08/01/2040	4,279,000
635,000	Lincoln, CA Special Tax[1]	5.000		09/01/2026	618,534
20,000	Live Oak, CA School District (Santa Cruz County)[1]	5.000		08/01/2033	20,163
70,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.000		08/01/2032	70,536
2,625,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.000		08/01/2026	2,649,754
150,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)[1]	5.000		08/01/2025	153,616
1,000,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500		11/15/2037	1,054,430
50,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500		11/15/2028	53,833
1,200,000	Los Alamitos, CA Unified School District COP	0.000	[7]	08/01/2034	667,176
15,000,000	Los Angeles, CA Community College District[2]	5.000		08/01/2033	15,872,250
10,000,000	Los Angeles, CA Community College District[2]	6.000		08/01/2033	11,533,600
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)[1]	6.500		09/01/2039	2,259,052
1,575,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.000		12/01/2026	1,495,101
11,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375		05/15/2027	11,958,653
10,095,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375		05/15/2028	10,874,940
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375		05/15/2026	10,988,694
14,210,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.250		05/15/2024	15,883,349
10,215,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375		05/15/2025	11,378,489
15,000,000	Los Angeles, CA Dept. of Water & Power	0.060	[6]	07/01/2035	15,000,000
12,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375		07/01/2038	13,251,360
3,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375		07/01/2034	3,309,840
16,300,000	Los Angeles, CA Harbor Dept.[2]	5.250		08/01/2034	17,870,016
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.000		06/01/2029	2,073,640
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.375		06/01/2039	518,935

13    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.250%		06/01/2034	$2,073,100
1,500,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000		12/01/2020	1,062,075
1,100,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000		12/01/2027	720,676
4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)[1]	6.000		09/01/2039	4,520,280
2,500,000	Los Angeles, CA Unified School District[1]	5.000		07/01/2029	2,690,050
1,485,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000		10/01/2029	1,572,541
85,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750		03/15/2028	85,070
475,000	Malibu, CA Community Facilities District Special Tax (Carbon Beach)[1]	5.875		09/01/2039	487,996
950,000	Martinez, CA Unified School District[1]	0.000	[7]	08/01/2035	996,332
4,530,000	Mayers, CA Memorial Hospital District[1]	7.875		06/01/2041	4,599,807
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater[1]	5.150		07/01/2035	1,131,694
250,000	Menifee, CA Union School District Special Tax[1]	5.250		09/01/2036	240,025
100,000	Menifee, CA Union School District Special Tax[1]	5.000		09/01/2022	100,252
400,000	Menifee, CA Union School District Special Tax[1]	5.200		09/01/2035	382,864
500,000	Menifee, CA Union School District Special Tax[1]	5.250		09/01/2035	466,740
4,705,000	Metropolitan Water District of Southern California	5.000		07/01/2032	5,041,737
3,000,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	8.100		03/01/2027	3,362,580
25,000	Moreno Valley, CA Unified School District Community Facilities District[1]	5.100		09/01/2028	25,011
1,475,000	Moreno Valley, CA Unified School District Community Facilities District[1]	5.150		09/01/2035	1,384,789
1,665,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6[1]	5.000		09/01/2022	1,684,364
3,275,000	Mountain House, CA Public Financing Authority Utility System[1]	5.750		12/01/2035	3,445,169
235,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)[1]	5.125		09/01/2035	212,785
2,000,000	Norco, CA Redevel. Agency Tax Allocation[1]	6.000		03/01/2036	2,117,280
157,335,000	Northern CA Tobacco Securitization Authority (TASC)	6.700	[3]	06/01/2045	2,964,191
1,250,000	Northern Humboldt, CA Union High School District[1]	6.500		08/01/2034	1,408,463
2,000,000	Northern, CA Inyo County Local Hospital District[1]	6.375		12/01/2025	2,124,880
1,000,000	Oak Valley, CA Hospital District[1]	7.000		11/01/2035	1,011,820

14    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.100%		06/01/2027	$9,863
1,000,000	Oakland, CA GO1	6.000		01/15/2034	1,088,670
250,000	Oakland, CA GO1	6.250		01/15/2039	272,808
4,595,000	Oakland, CA Unified School District[1]	6.125		08/01/2029	4,942,750
2,500,000	Oakland, CA Unified School District[1]	5.250		08/01/2024	2,508,400
2,000,000	Oakland, CA Unified School District	5.500		08/01/2032	2,037,360
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2022	288,038
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2023	287,700
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2024	283,838
865,000	Oakley, CA Public Finance Authority[1]	5.200		09/02/2026	877,551
3,180,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)[1]	7.625		09/01/2038	3,017,979
3,325,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500		09/02/2020	3,390,835
210,000	Orange County, CA Community Facilities District (Ladera Ranch)[1]	5.550		08/15/2033	210,130
2,000,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)[1]	6.000		10/01/2040	2,039,500
2,070,000	Palm Desert, CA Financing Authority	6.031	[3]	08/01/2025	996,457
1,910,000	Palm Desert, CA Financing Authority	6.021	[3]	08/01/2024	1,002,196
1,755,000	Palm Desert, CA Financing Authority	6.011	[3]	08/01/2023	985,538
2,235,000	Palm Desert, CA Financing Authority	6.041	[3]	08/01/2026	989,770
1,370,000	Palm Desert, CA Financing Authority	6.071	[3]	08/01/2029	465,321
1,415,000	Palm Desert, CA Financing Authority	6.061	[3]	08/01/2028	528,842
1,400,000	Palm Desert, CA Financing Authority	6.051	[3]	08/01/2027	568,540
1,605,000	Palm Desert, CA Financing Authority	6.001	[3]	08/01/2022	961,090
500,000	Palm Desert, CA Financing Authority[1]	5.200		10/01/2028	496,750
520,000	Palm Desert, CA Financing Authority	8.626	[3]	04/01/2030	165,022
500,000	Palm Desert, CA Financing Authority	8.774	[3]	04/01/2029	173,750
25,000	Palm Desert, CA Financing Authority[1]	5.000		08/01/2033	24,114
390,000	Palm Desert, CA Financing Authority	5.103	[3]	08/01/2016	343,766
440,000	Palm Desert, CA Financing Authority	5.055	[3]	08/01/2015	407,326
320,000	Palm Desert, CA Financing Authority[1]	5.000		04/01/2030	314,538
395,000	Palm Desert, CA Financing Authority	10.342	[3]	04/01/2023	226,299
410,000	Palm Desert, CA Financing Authority	9.954	[3]	04/01/2024	219,924
340,000	Palm Desert, CA Financing Authority	11.352	[3]	04/01/2021	221,374
380,000	Palm Desert, CA Financing Authority	10.822	[3]	04/01/2022	232,112
465,000	Palm Desert, CA Financing Authority	9.138	[3]	04/01/2027	193,259
480,000	Palm Desert, CA Financing Authority	8.943	[3]	04/01/2028	183,432
430,000	Palm Desert, CA Financing Authority	9.634	[3]	04/01/2025	211,801
445,000	Palm Desert, CA Financing Authority	9.365	[3]	04/01/2026	201,959
305,000	Palm Desert, CA Financing Authority	11.951	[3]	04/01/2020	212,616
1,560,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2032	404,867
1,625,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2033	386,523
1,430,000	Palm Desert, CA Financing Authority	6.080	[3]	08/01/2030	443,357
1,495,000	Palm Desert, CA Financing Authority	6.091	[3]	08/01/2031	423,414
230,000	Palm Desert, CA Financing Authority	14.041	[3]	04/01/2018	182,484
265,000	Palm Desert, CA Financing Authority	12.795	[3]	04/01/2019	197,240

15    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$1,705,000	Palm Desert, CA Financing Authority	6.101	[3]%	08/01/2034	$374,861
2,075,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2035	425,873
540,000	Palm Desert, CA Financing Authority	8.496	[3]	04/01/2031	156,605
580,000	Palm Desert, CA Financing Authority	8.265	[3]	04/01/2033	141,346
560,000	Palm Desert, CA Financing Authority	8.381	[3]	04/01/2032	148,865
590,000	Palm Desert, CA Financing Authority	8.161	[3]	04/01/2034	132,909
4,995,000	Palm Desert, CA Improvement Bond Act 1915[1]	5.100		09/02/2037	3,911,335
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.400		07/01/2023	254,805
450,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.550		07/01/2028	430,389
120,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.450		07/01/2020	119,659
440,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.500		07/01/2027	447,357
85,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250		01/01/2022	85,334
10,000	Palm Springs, CA Improvement Bond Act 1915[1]	5.550		09/02/2023	10,002
1,355,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400		09/01/2035	1,331,030
5,130,000	Palmdale, CA Community Facilities District Special Tax[1]	6.250		09/01/2035	4,929,007
6,145,000	Palmdale, CA Community Facilities District Special Tax[1]	6.125		09/01/2037	5,726,587
75,000	Palmdale, CA Community Redevel. Agency[1]	5.000		09/01/2034	72,177
375,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700		08/01/2018	376,271
3,850,000	Paramount, CA Redevel. Agency Tax Allocation[1]	5.000		08/01/2023	3,861,512
25,000	Paramount, CA Redevel. Agency Tax Allocation[1]	5.000		08/01/2020	25,075
55,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.200		08/01/2028	55,003
2,025,000	Perris, CA Community Facilities District Special Tax (Amber Oaks)[1]	6.000		09/01/2034	2,037,089
2,500,000	Perris, CA Community Facilities District Special Tax (Chaparral Ridge)[1]	6.250		09/01/2033	2,522,500
120,000	Perris, CA Community Facilities District Special Tax (May Farms)[1]	5.150		09/01/2035	111,241
10,000	Perris, CA Community Facilities District Special Tax (May Farms)[1]	5.100		09/01/2030	9,543
1,270,000	Perris, CA Community Facilities District Special Tax, Series A1	5.750		09/01/2035	1,263,637

16    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (continued)
$2,500,000	Perris, CA Community Facilities District Special Tax, Series B1	6.000%	09/01/2034	$2,514,925
375,000	Perris, CA Public Financing Authority[1]	5.750	10/01/2031	383,951
2,000,000	Perris, CA Public Financing Authority[1]	5.350	10/01/2036	1,820,620
135,000	Perris, CA Public Financing Authority[1]	5.000	09/01/2017	135,900
85,000	Perris, CA Public Financing Authority[1]	5.100	09/01/2018	85,551
80,000	Perris, CA Public Financing Authority, Series A1	6.125	09/01/2034	80,735
2,015,000	Perris, CA Public Financing Authority, Series A1	6.600	09/01/2038	2,050,142
10,000	Perris, CA Public Financing Authority, Series A1	6.000	09/01/2023	10,197
1,815,000	Perris, CA Public Financing Authority, Series A1	6.250	09/01/2033	1,831,335
2,035,000	Perris, CA Public Financing Authority, Series C1	6.200	09/01/2038	1,989,436
845,000	Perris, CA Public Financing Authority, Series D1	5.500	09/01/2024	848,203
6,510,000	Perris, CA Public Financing Authority, Series D1	5.800	09/01/2038	6,500,886
2,500,000	Perris, CA Union High School District[1]	6.125	09/01/2041	2,526,825
2,000,000	Perris, CA Union High School District Financing Authority[1]	6.000	09/01/2033	2,036,040
3,210,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2021	3,220,400
1,305,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.250	02/01/2020	1,308,041
500,000	Pomona, CA Public Financing Authority (Water Facilities)[1]	5.000	05/01/2047	501,540
50,000	Pomona, CA Unified School District[1]	6.150	08/01/2030	56,725
265,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.000	06/15/2033	265,013
500,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14 (Torrey Highland Subarea)[1]	6.125	09/01/2041	505,365
795,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6-4 (South Ranch)[1]	5.125	09/01/2035	796,113
3,000,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Etiwanda)[1]	5.375	09/01/2036	2,966,700
5,000,000	Rancho, CA Water District Financing Authority[1]	5.000	08/01/2028	5,408,800
2,595,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.875	09/01/2033	2,694,051
490,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2026	486,354
10,000	Richgrove, CA School District[1]	6.375	07/01/2018	10,034
2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)[1]	5.750	08/01/2029	2,163,120
1,165,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)[1]	5.000	12/15/2033	984,134

17    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$2,660,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)[1]	5.000%		12/15/2026	$2,420,573
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)[1]	6.250		06/30/2037	2,666,375
10,530,000	Rio Hondo, CA Community College District[1]	0.000	[7]	08/01/2042	6,350,327
3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1[1]	5.850		09/01/2035	2,854,380
25,000	River Islands, CA Public Financing Authority[1]	6.000		09/01/2035	22,951
100,000	River Islands, CA Public Financing Authority[1]	6.000		09/01/2027	94,861
700,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)[5]	5.000		08/01/2032	241,213
2,910,000	Riverside County, CA Community Facilities District (Scott Road)	5.000		09/01/2042	2,604,246
25,000	Riverside County, CA Community Facilities District Special Tax[1]	5.600		09/01/2019	25,203
815,000	Riverside County, CA Public Financing Authority[1]	5.000		05/01/2025	867,021
870,000	Riverside County, CA Public Financing Authority[1]	5.000		05/01/2026	916,589
1,000,000	Riverside County, CA Redevel. Agency[1]	7.125		10/01/2042	1,120,810
3,000,000	Riverside County, CA Redevel. Agency (Desert Communities)[1]	6.000		10/01/2037	2,999,820
1,200,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	6.750		10/01/2030	1,334,184
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	0.000	[7]	10/01/2031	663,580
1,325,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	6.500		10/01/2025	1,466,788
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	0.000	[7]	10/01/2027	669,080
7,500,000	Riverside County, CA Transportation Commission	5.250		06/01/2039	8,066,700
1,000,000	Riverside, CA Improvement Bond Act 1915 (Hunter Park Assessment District)[1]	5.200		09/02/2036	941,370
1,000,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A1	5.300		09/01/2034	950,330
25,000	Romoland, CA School District Special Tax[1]	5.250		09/01/2035	23,783
1,500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000		09/01/2036	1,373,880
1,250,000	Romoland, CA School District Special Tax Community Facilities District No. 2006-1[1]	6.000		09/01/2041	1,261,525
2,250,000	Romoland, CA School District Special Tax Community Facilities District No. 91-18[1]	6.000		09/01/2037	2,273,558
50,000	Roseville, CA Redevel. Agency Tax Allocation[1]	5.000		09/01/2032	47,031
1,000,000	Ross Valley, CA School District[1]	5.500		08/01/2041	1,060,720

18    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$40,000	Sacramento County, CA COP (Public Facilities)[1]	5.000%		06/01/2029	$40,001
1,200,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)[1]	5.250		06/01/2027	1,206,492
2,755,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)[1]	6.250		09/01/2023	2,801,284
55,000	Sacramento, CA Unified School District COP[1]	5.000		03/01/2031	55,026
100,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	100,178
1,375,000	San Bernardino, CA Joint Powers Financing Authority (Central City)[1]	5.750		07/01/2020	1,383,951
1,075,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2020	1,023,153
20,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	18,271
1,850,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)[1]	6.625		04/01/2026	1,851,869
1,410,000	San Bernardino, CA Mountains Community Hospital District COP[1]	5.000		02/01/2027	1,260,836
3,235,000	San Bernardino, CA Mountains Community Hospital District COP[1]	5.000		02/01/2037	2,613,912
3,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000		12/01/2031	3,462,750
875,000	San Diego County, CA COP[1]	5.600		07/01/2038	828,546
6,645,000	San Diego County, CA Redevel. Agency (Gillespie Field)[1]	5.750		12/01/2032	6,131,342
4,605,000	San Diego, CA Hsg. Authority (Island Village Apartments)[1]	5.650	[6]	07/01/2034	4,675,457
3,000,000	San Diego, CA Hsg. Authority (Sorrento Tower Apartments)[1]	5.000		05/01/2029	3,043,710
5,880,000	San Diego, CA Public Facilities Financing Authority[1]	5.250		08/01/2027	6,629,112
10,000,000	San Diego, CA Regional Building Authority (County Operations Center & Annex)[2]	5.375		02/01/2036	10,983,600
1,000,000	San Francisco, CA City & County Airports Commission	5.000		05/01/2031	1,027,880
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250		01/01/2024	15,014
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)[1]	5.000		08/01/2031	504,550
400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2033	459,380
500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000		08/01/2033	542,090
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.500		08/01/2039	2,204,760

19    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (continued)
$1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)[1]	6.625%	08/01/2039	$1,649,415
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.625	08/01/2039	593,271
500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.500	08/01/2032	546,685
1,040,000	San Gorgonio, CA Memorial Health Care District[1]	6.750	08/01/2023	1,212,515
1,090,000	San Gorgonio, CA Memorial Health Care District[1]	6.750	08/01/2022	1,275,115
6,500,000	San Gorgonio, CA Memorial Health Care District[1]	7.100	08/01/2033	7,362,485
6,475,000	San Jacinto, CA Financing Authority, Tranche A1	6.600	09/01/2033	5,246,434
6,335,000	San Jacinto, CA Financing Authority, Tranche B1	6.600	09/01/2033	5,132,997
6,500,000	San Jacinto, CA Financing Authority, Tranche C	6.600	09/01/2033	5,266,690
250,000	San Jacinto, CA Unified School District Special Tax[1]	5.750	09/01/2040	246,613
500,000	San Jacinto, CA Unified School District Special Tax[1]	5.100	09/01/2036	317,750
25,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2032	25,073
1,000,000	San Jose, CA Airport[1]	5.000	03/01/2028	1,009,730
1,000,000	San Jose, CA Airport[1]	5.000	03/01/2025	1,073,070
225,000	San Jose, CA Airport[1]	5.000	03/01/2031	225,592
35,000	San Jose, CA Improvement Bond Act 1915[1]	5.875	09/02/2023	36,083
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.200	01/01/2041	3,014,393
4,025,000	San Jose, CA Multifamily Hsg. (Fallen Leaves Apartments)[1]	5.100	12/01/2032	3,741,640
55,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2028	55,160
70,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2015	74,579
2,000,000	San Jose, CA Redevel. Agency[1]	5.850	08/01/2027	2,019,780
995,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	1,005,766
160,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2025	161,723
305,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2018	318,874
125,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2020	128,990
145,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	146,101
230,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2027	231,014
1,235,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2021	1,284,079
795,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2022	816,250
200,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2032	192,678

20    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (continued)
$550,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000%	08/01/2027	$548,334
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2023	102,047
2,415,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2025	2,454,413
220,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2024	224,426
170,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2019	180,911
535,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2016	577,522
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)[1]	6.600	09/01/2027	25,009
1,000,000	San Marcos, CA Financing Authority Special Tax	5.000	09/01/2036	952,840
10,000,000	San Marcos, CA Unified School District[2]	5.250	08/01/2031	10,839,200
550,000	Santa Ana, CA Unified School District Special Tax[1]	5.100	09/01/2035	506,457
2,070,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	6.000	08/01/2041	2,061,451
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.850	08/01/2031	1,000,090
3,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750	06/01/2026	3,225,450
8,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)[1]	7.000	09/01/2036	9,274,880
1,750,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)[1]	5.875	07/01/2036	1,935,500
2,600,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)[1]	5.875	07/01/2042	2,848,872
3,050,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625	09/01/2038	3,440,187
1,635,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625	09/01/2038	1,844,166
1,575,000	Saugus, CA Union School District Community Facilities District No. 2006-2	5.000	09/01/2037	1,474,956
200,000	Saugus, CA Union School District Special Tax	5.125	09/01/2032	195,614
2,000,000	Saugus, CA Union School District Special Tax	5.750	09/01/2043	1,968,980
415,000	Saugus, CA Union School District Special Tax	5.125	09/01/2031	408,065
10,000	Seaside, CA Redevel. Agency Tax Allocation[1]	5.375	08/01/2033	10,000
2,500,000	Sequoia, CA Unified High School District[1]	5.875	07/01/2036	2,822,550
5,000,000	Sequoia, CA Unified High School District[1]	6.000	07/01/2043	5,650,850
3,335,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.450	11/01/2036	2,839,086
1,090,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.400	11/01/2026	1,004,718

21    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$1,720,000	Signal Hill, CA Redevel. Agency Tax Allocation[1]	7.000%		10/01/2026	$1,795,508
595,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[1]	5.350		12/01/2028	595,107
2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.000		09/01/2036	2,109,260
4,500,000	Southern CA Metropolitan Water District[1]	5.000		07/01/2035	4,796,820
790,000	Southern CA Mono Health Care District[1]	5.000		08/01/2021	867,025
2,085,000	Southern CA Public Power Authority[1]	5.000		11/01/2033	2,048,325
470,000	Southern CA Public Power Authority[1]	5.250		11/01/2022	522,490
250,000	Southern CA Public Power Authority[1]	5.250		11/01/2026	270,148
50,000	Southern CA Public Power Authority[1]	5.250		11/01/2023	55,428
205,000	Southern CA Public Power Authority Natural Gas[1]	5.000		11/01/2028	210,916
165,000	Southern CA Public Power Authority Natural Gas[1]	5.000		11/01/2029	165,370
2,255,000	Southern CA Public Power Authority Natural Gas[1]	5.250		11/01/2027	2,410,167
4,000,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	2,915,560
97,775,000	Southern CA Tobacco Securitization Authority	8.648	[3]	06/01/2046	1,726,707
7,475,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	5,603,559
2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)[1]	5.875		09/01/2037	1,872,280
75,000	Stockton, CA Public Financing Authority (Parking)[1]	5.125		09/01/2030	63,244
1,000,000	Stockton, CA Public Financing Authority, Series A1	5.250		09/01/2037	683,770
2,495,000	Stockton, CA Redevel. Agency (Stockton Events Center Arena)[1]	5.000		09/01/2036	2,134,647
10,000	Suisun City, CA Public Financing Authority (Suisun City Redevel.)[1]	5.200		10/01/2028	10,001
45,000	Susanville, CA Public Financing Authority[1]	7.750		09/01/2017	45,213
1,000,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.500		06/01/2030	1,000,220
100,000	Temecula Valley, CA Unified School District Community Facilities District No. 2005-1[1]	5.000		09/01/2036	97,861
20,000	Temecula, CA Public Financing Authority Community Facilities District (Harveston)[1]	5.100		09/01/2036	17,596
740,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.050		09/01/2015	702,171
165,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.000		09/01/2014	160,656
805,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.100		09/01/2016	728,380
1,575,000	Temecula, CA Redevel. Agency[1]	5.125		08/01/2027	1,589,522
50,000	Temecula, CA Redevel. Agency[1]	5.250		08/01/2036	50,000
4,090,000	Trinity County, CA COP	8.500		01/15/2026	3,924,887
50,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.100		09/01/2033	50,000

22    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (continued)
$500,000	Tulare, CA Health Care District[1]	6.500%	08/01/2026	$566,120
305,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.125	10/15/2027	325,734
2,500,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.125	10/15/2037	2,669,950
630,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	694,833
2,590,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2022	2,766,068
425,000	Turlock, CA Public Financing Authority[1]	5.450	09/01/2024	425,289
1,500,000	Tustin, CA Unified School District[1]	6.000	08/01/2036	1,719,630
500,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.400	09/01/2032	549,240
425,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.650	09/01/2042	464,797
415,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.400	09/01/2032	455,869
375,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	419,265
15,000,000	University of California	5.000	05/15/2038	15,959,250
60,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	6.000	09/01/2024	61,189
95,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	95,133
750,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.050	12/01/2026	702,150
1,595,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.150	12/01/2031	1,427,094
3,000,000	Vernon, CA Electric System	5.500	08/01/2041	3,035,040
1,000,000	Vernon, CA Electric System	5.125	08/01/2033	1,006,170
65,000	Vernon, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2035	59,014
500,000	Victorville, CA Special Tax Community Facilities District 07-01	5.350	09/01/2042	485,660
50,000	Watsonville, CA Redevel. Agency Tax Allocation (Watsonville 2000 Redevel.)[1]	5.000	09/01/2024	50,253
1,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500	09/01/2042	1,691,235
50,000	West Kern, CA Water District[1]	4.500	06/01/2025	51,472
1,500,000	Woodland, CA Finance Authority[1]	6.000	03/01/2041	1,604,310
2,300,000	Woodland, CA Finance Authority[1]	6.000	03/01/2036	2,473,167
10,000	Woodland, CA Special Tax Community Facilities District No. 1[1]	6.000	09/01/2028	9,555
3,435,000	Yuba City, CA Redevel. Agency[1]	5.250	09/01/2039	3,098,576

				1,290,915,077
U.S. Possessions—11.6%
3,000,000	Guam Government Business Privilege	5.125	01/01/2042	3,002,760
2,500,000	Guam International Airport Authority	6.125	10/01/2043	2,569,975
1,000,000	Guam International Airport Authority	6.000	10/01/2034	1,033,910

23    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (continued)
$570,000	Guam Power Authority, Series A	5.000%	10/01/2030	$579,821
250,000	Guam Power Authority, Series A	5.000	10/01/2023	286,907
320,000	Guam Power Authority, Series A	5.000	10/01/2024	357,910
2,785,000	Northern Mariana Islands Ports Authority, Series A1	5.500	03/15/2031	2,242,983
1,525,000	Northern Mariana Islands Ports Authority, Series A1	6.250	03/15/2028	1,067,149
7,205,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.125	07/01/2037	5,303,168
3,700,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125	07/01/2024	3,028,043
410,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2042	300,731
6,105,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000	07/01/2033	4,532,535
1,140,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250	07/01/2029	831,733
1,100,000	Puerto Rico Commonwealth GO1	6.000	07/01/2039	848,936
3,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	2,475,810
1,950,000	Puerto Rico Commonwealth GO1	6.000	07/01/2039	1,504,932
1,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2040	809,580
1,450,000	Puerto Rico Commonwealth GO1	5.375	07/01/2030	1,103,856
5,760,000	Puerto Rico Commonwealth GO1	5.750	07/01/2041	4,308,998
80,000	Puerto Rico Commonwealth GO1	6.000	07/01/2036	74,565
1,615,000	Puerto Rico Commonwealth GO1	5.500	07/01/2027	1,245,973
5,025,000	Puerto Rico Commonwealth GO	5.750	07/01/2028	4,010,453
1,290,000	Puerto Rico Commonwealth GO	5.125	07/01/2037	927,355
685,000	Puerto Rico Commonwealth GO1	5.500	07/01/2020	647,284
3,500,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	2,685,235
5,000,000	Puerto Rico Commonwealth GO1	5.500	07/01/2026	3,822,150
500,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	374,940
5,000,000	Puerto Rico Commonwealth GO1	5.125	07/01/2028	3,722,150
1,500,000	Puerto Rico Commonwealth GO1	6.000	07/01/2038	1,159,260
9,450,000	Puerto Rico Commonwealth GO	5.500	07/01/2039	6,906,155
1,000,000	Puerto Rico Commonwealth GO1	5.000	07/01/2041	708,260
1,000,000	Puerto Rico Commonwealth GO1	5.500	07/01/2021	805,180
1,000,000	Puerto Rico Electric Power Authority, Series A1	5.050	07/01/2042	710,120
5,000,000	Puerto Rico Electric Power Authority, Series A	5.000	07/01/2029	3,655,200
5,325,000	Puerto Rico Electric Power Authority, Series A	5.000	07/01/2042	3,774,041
2,500,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2030	2,002,150
100,000	Puerto Rico Infrastructure[1]	5.500	07/01/2020	81,072
1,220,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500	10/01/2037	737,026
170,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	127,007
225,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	159,674
250,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2027	198,223
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	5,414,805
5,055,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	4,246,200
6,085,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2041	4,692,813

24    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (continued)
$17,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500%	08/01/2044	$15,630,310
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.375	08/01/2039	2,397,630
3,995,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2042	3,223,605
14,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.375	08/01/2039	12,729,220
12,380,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750	08/01/2037	10,436,092
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1[1]	5.250	08/01/2043	779,100
6,210,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000	08/01/2039	5,406,674
8,575,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000	08/01/2042	7,424,064
840,000	V.I. Public Finance Authority (Matching Fund Loan Notes)	5.000	10/01/2032	826,846

				147,930,569

Total Investments, at Value (Cost $1,577,673,897)—108.8%				1,438,845,646

Liabilities in Excess of Other Assets—(8.8)				(116,369,414)

Net Assets—100.0%				$1,322,476,232

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings..
2.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after October 31, 2013. See accompanying Notes.
5.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
6.	Represents the current interest rate for a variable or increasing rate security.
7.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
CFD	Community Facilities District
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBPC	East Bay Perinatal Center
GO	General Obligation
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
INSD	Insured

25    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LIFERS	Long Inverse Floating Exempt Receipts
McHlth	Marin Community Health
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA	Orange County Educational Arts Academy
ROLs	Reset Option Longs
SHlth	Sutter Health
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

26    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has changed its name to Oppenheimer Rochester California Municipal Fund from Oppenheimer California Municipal Fund.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market

27    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the

28    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2013, the Fund’s maximum exposure under such agreements is estimated at $52,525,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2013, municipal bond holdings with a value of $257,592,531 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $143,440,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$2,500,000	Anaheim, CA Public Financing Authority ROLs[3]	19.122%	10/1/39	$3,166,650

29    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$5,000,000	Bay Area, CA Toll Authority ROLs	10.413%	4/1/43	$5,626,400
5,000,000	Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs[3]	10.666	4/1/44	5,763,800
5,000,000	CA Dept. of Water Resources (Center Valley) ROLs[3]	9.956	12/1/35	6,017,300
7,110,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)	10.330	10/1/39	8,532,426
3,375,000	CA Health Facilities Financing Authority (SHlth/EBPC/MCHlth Obligated Group) LIFERS	19.117	8/15/31	4,078,350
2,840,000	Citrus, CA Community College District DRIVERS	19.750	6/1/31	4,067,448
7,500,000	East Bay, CA Municipal Utility District (Water System) ROLs[3]	9.449	6/1/36	8,739,000
1,225,000	Grossmont, CA Union High School District ROLs[3]	20.116	8/1/31	1,744,792
1,290,000	Grossmont, CA Union High School District ROLs[3]	20.079	8/1/30	1,837,373
7,500,000	Los Angeles, CA Community College District ROLs[3]	9.399	8/1/33	8,372,250
2,500,000	Los Angeles, CA Community College District ROLs[3]	22.193	8/1/33	4,033,600
3,365,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	14.642	5/15/28	4,144,940
4,735,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	14.268	5/15/24	6,408,349
3,665,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	14.649	5/15/27	4,623,654
3,335,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	14.636	5/15/26	4,323,694
3,405,000	Los Angeles, CA Dept. of Airports ROLs	14.879	5/15/25	4,568,488
1,500,000	Los Angeles, CA Dept. of Water & Power DRIVERS	10.071	7/1/34	1,809,840
6,000,000	Los Angeles, CA Dept. of Water & Power DRIVERS	10.071	7/1/38	7,251,360
8,150,000	Los Angeles, CA Harbor Dept. DRIVERS	9.828	8/1/34	9,720,016
2,500,000	San Diego, CA Regional Building Authority (County Operations Center & Annex) DRIVERS	19.394	2/1/36	3,483,600
5,000,000	San Marcos, CA Unified School District ROLs[3]	9.926	8/1/31	5,839,201

				$114,152,531

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $143,440,000 as of October 31, 2013.

30    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2013, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$20,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2013 is as follows:

Cost	$5,911,248
Market Value	$2,303,550
Market Value as a % of Net Assets	0.17%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

31    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

32    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

33    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,290,915,077	$—	$1,290,915,077
U.S. Possessions	—	147,930,569	—	147,930,569

Total Assets	$—	$1,438,845,646	$—	$1,438,845,646

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,438,292,382 [1]

Gross unrealized appreciation	$70,212,012
Gross unrealized depreciation	(210,157,460)

Net unrealized depreciation	$(139,945,448)

34    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Federal Taxes (Continued)

1.	The Federal tax cost of securities does not include cost of $140,498,712, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

35    OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/9/2013